Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Conslidated Statements of Cash Flows
Operating Activities
Net loss	$ (716,943)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	155,361
Common stock issued for services	5,900
Depreciation expense	3,623
Gain on forgiveness of debt
Loss on change in fair value of derivative liabilities	202,193
Changes in operating assets and liabilities:
Amounts receivable	(302)
Deferred financing costs	1,464
Accounts payable and accrued liabilities	38,029
Net cash used in operating activities	(310,675)
Financing Activities
Proceeds from issuance of common shares and share subscriptions	300,000
Proceeds from issuance of convertible debt	186,000
Repayments of convertible debt	(13,780)
Proceeds from related parties
Repayments to related parties	(100)
Net cash provided by financing activities	472,120
Change in cash	161,445
Cash, beginning of year	3,363	$ 43,560	$ 578
Cash, end of year	164,808	3,363	43,560
Non-cash Investing and Financing Activities
Common stock issued to settle debt and accrued interest	442,282
Common stock issued to settle related party debt
Supplemental Disclosures
Interest paid
Income tax paid
As restated - Note 12
Operating Activities
Net loss		(808,710)	(523,784)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense		287,639	127,531
Common stock issued for services		88,190
Depreciation expense		4,029	5,221
Gain on forgiveness of debt		(65,000)
Loss on change in fair value of derivative liabilities		82,138	168,930
Changes in operating assets and liabilities:
Amounts receivable
Deferred financing costs		27,536	(7,078)
Accounts payable and accrued liabilities		5,685	(4,926)
Net cash used in operating activities		(378,493)	(234,106)
Financing Activities
Proceeds from issuance of common shares and share subscriptions		100,000	65,000
Proceeds from issuance of convertible debt		245,000	232,500
Repayments of convertible debt
Proceeds from related parties			15,500
Repayments to related parties		(6,704)	(35,912)
Net cash provided by financing activities		338,296	277,088
Change in cash		(40,197)	42,982
Non-cash Investing and Financing Activities
Common stock issued to settle debt and accrued interest		683,856	125,142
Common stock issued to settle related party debt			52,000
Supplemental Disclosures
Interest paid
Income tax paid